GOODWILL - Acquisitions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Goodwill
Balance at the beginning of the period	$ 12,582	$ 9,941
Great Lakes impairment charge	453
Balance at the end of the period	12,843	9,490	$ 12,582
Goodwill, gross	14,578		13,746
Goodwill accumulated impairment loss	1,735		1,164
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period	12,582		12,679
Foreign exchange rate changes	832		(97)
Balance at the end of the period	12,843		12,582
COLUMBIA PIPELINE GROUP, INC.
Goodwill
Balance at the beginning of the period	9,303	7,351
Balance at the end of the period	9,948	7,351	9,303
ANR PIPELINE COMPANY
Goodwill
Balance at the beginning of the period	2,464	1,946
Balance at the end of the period	2,634	1,946	2,464
Great Lakes
Goodwill
Balance at the beginning of the period	725	573
Balance at the end of the period	165	122	725
Great Lakes | U.S. Natural Gas Pipelines
Goodwill
Great Lakes impairment charge	(571)
NORTH BAJA PIPELINE, LLC
Goodwill
Balance at the beginning of the period	61	48
Balance at the end of the period	65	48	61
TUSCARORA GAS TRANSMISSION COMPANY
Goodwill
Balance at the beginning of the period	29	23
Balance at the end of the period	$ 31	$ 23	$ 29